Nature of Business and Significant Accounting Policies, Intangible assets and Goodwill (FY) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Finite-lived Intangible Assets [Roll Forward]
Impairment charges related to definite-lived intangible assets		$ 3,800
Amortization expense	$ 0	$ 540
Goodwill [Abstract]
Goodwill impairment loss	$ 200
Discount Rate [Member]
Finite-lived Intangible Assets [Roll Forward]
Overall discount rate	0.3
Customer Relationships [Member]
Finite-lived Intangible Assets [Roll Forward]
Estimated useful life	7 years
Customer Relationships [Member] | Discount Rate [Member]
Finite-lived Intangible Assets [Roll Forward]
Overall discount rate	0.3
Developed Technology [Member]
Finite-lived Intangible Assets [Roll Forward]
Estimated useful life	7 years
Developed Technology [Member] | Discount Rate [Member]
Finite-lived Intangible Assets [Roll Forward]
Overall discount rate	0.3
Trade Names and Trademarks [Member]
Finite-lived Intangible Assets [Roll Forward]
Estimated useful life	7 years
Trade Names and Trademarks [Member] | Discount Rate [Member]
Finite-lived Intangible Assets [Roll Forward]
Overall discount rate	0.3